UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05576

Name of Fund: BlackRock Global Allocation Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Global Allocation Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2010

Date of reporting period: 07/31/2010

Item 1 – Schedule of Investments

Consolidated Schedule of Investments July 31, 2010 (Unaudited)

BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 0.6%
BHP Billiton Ltd.	4,376,351	$ 158,862,658
CSL Ltd.	1,332,834	39,959,631
Newcrest Mining Ltd.	717,122	21,313,611
Rio Tinto Ltd.	305,857	19,631,120
Telstra Corp. Ltd.	7,642,267	22,273,144
		262,040,164
Austria — 0.0%
Telekom Austria AG	761,744	9,798,435
Belgium — 0.1%
RHJ International (a)	4,022,724	34,174,158
RHJ International - ADR (a)(b)	899,200	7,640,100
		41,814,258
Brazil — 2.1%
All America Latina Logistica SA	2,167,160	20,404,918
Banco do Brasil SA	430,400	7,439,254
Banco Itau Holding Financeira SA,
Preference Shares	1,883,300	42,156,880
Banco Santander Brasil SA	1,625,400	21,440,346
Cia Brasileira de Distribuicao
Grupo Pao de Acucar,
Preference Shares	2,117,380	69,222,965
Cia Brasileira, Preference 'B'
Shares (a)	29,611	968,065
Cia Energetica de Minas
Gerais - ADR	750,252	11,403,830
Cosan Ltd. (a)	3,334,200	37,876,512
Cyrela Brazil Realty SA	4,193,300	58,722,412
Hypermarcas SA (a)	7,922,300	103,240,343
MRV Engenharia e Participacoes
SA	3,903,200	35,174,960
NET Servicos de Comunicacao SA,
Preference Shares (a)	1,691,600	18,120,164
Petroleo Brasileiro SA - ADR	8,344,024	265,757,164
SLC Agricola SA	3,382,200	28,979,847
Usinas Siderurgicas de Minas
Gerais SA, Preference 'A' Shares	455,800	12,815,164

Common Stocks	Shares	Value
Brazil (concluded)
Vale SA, Preference 'A' Shares	2,535,200	$ 61,534,960
Vivo Participacoes SA - ADR	2,771,475	74,109,242
		869,367,026
Canada — 2.9%
Agrium, Inc.	806,100	50,784,300
Alamos Gold, Inc.	2,643,810	39,783,805
BCE, Inc.	103,400	3,165,074
Barrick Gold Corp.	3,078,150	126,511,965
Canadian Natural Resources Ltd.	1,383,900	47,633,838
Canadian Pacific Railway Ltd.	643,646	38,535,086
Canadian Pacific Railway Ltd.	675,519	40,338,613
Cenovus Energy, Inc.	43,100	1,215,420
Daylight Energy Ltd.	3,498,920	30,290,733
Eldorado Gold Corp.	4,740,937	77,013,421
EnCana Corp.	43,100	1,315,843
Goldcorp, Inc.	3,598,687	140,852,609
Golden Star Resources Ltd. (a)	1,584,040	6,471,444
IAMGOLD Corp.	7,228,808	114,287,455
IAMGOLD, International African
Mining Gold Corp.	1,977,869	31,186,476
Kinross Gold Corp.	1,926,179	31,570,074
Kinross Gold Corp.	6,935,394	113,807,788
New Gold, Inc. (a)	367,630	1,816,605
Potash Corp. of Saskatchewan,
Inc.	172,670	18,107,903
Rogers Communications, Inc.,
Class B	902,900	31,348,688
Silver Wheaton Corp. (a)	2,190,200	41,285,270
Sino-Forest Corp. (a)	2,619,990	40,342,825
Suncor Energy, Inc.	774,590	25,534,609
TELUS Corp.	356,470	14,105,539
Talisman Energy, Inc.	634,770	10,836,257
Teck Resources Ltd., Class B	99,220	3,497,505
Thomson Reuters Corp.	46,900	1,755,936
Vittera, Inc. (a)	1,079,400	8,452,089

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts	INR	Indian Rupee
ETF	Exchange-Traded Fund	JPY	Japanese Yen
GDR	Global Depositary Receipts	KRW	South Korean Won
HOLDRS	Holding Company Depositary Receipts	MYR	Malaysian Ringgit
MSCI	Morgan Stanley Capital International	NZD	New Zealand Dollar
SPDR	Standard & Poor's Depositary Receipts	PLN	Polish Zloty
AUD	Australian Dollar	SGD	Singapore Dollar
BRL	Brazilian Real	THB	Thai Baht
CAD	Canadian Dollar	TRY	Turkish Lira
CHF	Swiss Franc	TWD	Taiwan Dollar
CNY	Chinese Yuan	USD	US Dollar
EUR	Euro	ZAR	South African Rand
GBP	British Pound
HKD	Hong Kong Dollar

BLACKROCK GLOBAL ALLOCATION FUND, INC.

JULY 31, 2010

Consolidated Schedule of Investments(continued)

BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Canada (concluded)
Yamana Gold, Inc.	10,626,637	$ 99,955,819
		1,191,802,989
Chile — 0.1%
Banco Santander Chile SA - ADR	280,900	23,317,509
Sociedad Quimica y Minera de
Chile SA	419,900	15,952,001
		39,269,510
China — 1.5%
Beijing Enterprises Holdings Ltd.	18,866,432	124,906,226
Chaoda Modern Agriculture
Holdings Ltd.	70,972,994	76,338,001
China BlueChemical Ltd.	25,363,800	16,303,145
China Communications Services
Corp. Ltd.	363,600	184,768
China Huiyan Juice Group Ltd.	5,886,000	4,523,883
China Life Insurance Co. Ltd.	6,720,000	30,035,967
China Life Insurance Co. Ltd. -
ADR (c)	467,100	31,375,107
China Mobile Ltd.	7,530,800	76,528,550
China Pacific Insurance Group Co.
Ltd.	2,842,100	11,362,191
China Shenhua Energy Co. Ltd.,
Class H	6,142,283	23,728,164
China South Locomotive and
Rolling Corp.	9,394,800	7,764,023
China Telecom Corp., Ltd.	31,090,700	15,595,024
China Unicom Ltd.	12,128,700	16,558,322
Denway Motors Ltd.	43,271,000	22,112,806
Dongfeng Motor Group Co. Ltd.	2,708,300	3,792,144
Guangshen Railway Co. Ltd.	37,814,700	13,871,385
Jiangsu Express	3,231,500	3,143,842
Mindray Medical International
Ltd. - ADR	250,500	7,750,470
Ping An Insurance Group Co. of
China Ltd.	2,003,300	16,596,376
Tianjin Development Holdings
Ltd. (d)	80,824,643	52,761,241
Tianjin Port Development Holdings
Ltd. (a)	129,115,400	31,955,200
Xiamen International Port Co. Ltd.	35,751,900	6,556,982
Zhongsheng Group Holdings
Ltd. (a)	12,181,900	18,380,672
		612,124,489
Egypt — 0.1%
Telecom Egypt	11,019,527	32,966,296
Finland — 0.1%
Fortum Oyj	1,063,965	24,720,799
Nokia Oyj - ADR (c)	351,800	3,345,618
		28,066,417
France — 0.8%
AXA SA	1,146,415	21,048,159
AXA SA - ADR	34,900	643,905
BNP Paribas SA	715,400	48,903,093
Cie Generale d'Optique Essilor
International SA	1,068,921	66,857,984
France Telecom SA	2,512,880	52,558,504
Sanofi-Aventis	237,553	13,809,566
Sanofi-Aventis - ADR	40,728	1,186,814
Technip SA	124,900	8,314,415

Common Stocks	Shares	Value
France (concluded)
Thales SA	258,518	$ 8,729,996
Total SA	1,037,119	52,355,431
Total SA - ADR	1,299,600	65,798,748
		340,206,615
Germany — 0.2%
Allianz AG, Registered Shares	115,990	13,469,911
Bayer AG	385,235	22,175,311
Bayer AG - ADR	13,000	749,450
Bayerische Motoren Werke AG	172,420	9,280,655
Kabel Deutschland Holding AG (a)	189,050	5,961,935
Volkswagen AG, Preference Shares	406,950	43,116,103
		94,753,365
Hong Kong — 0.6%
Cheung Kong Holdings Ltd.	2,390,700	28,900,026
Cheung Kong Infrastructure
Holdings Ltd.	4,508,600	16,897,234
China Dongxiang Group Co.	31,730,657	17,955,895
HSBC Holdings Plc, Hong Kong
Registered Shares	2,501,600	25,610,506
Hutchison Whampoa Ltd.	4,226,097	27,962,772
The Link Real Estate Investment
Trust	24,401,283	63,425,471
Ports Design Ltd.	90,500	233,451
Shougang Concord International
Enterprises Co. Ltd.	41,337,400	6,996,598
Sinopharm Group Co.	4,247,800	15,933,072
Wharf Holdings Ltd.	5,617,575	30,776,375
		234,691,400
India — 0.9%
Adani Enterprises Ltd.	3,304,100	41,756,406
Adani Power Ltd. (a)	9,482,449	26,068,849
Bharat Heavy Electricals Ltd.	1,361,449	71,665,317
Container Corp. of India	311,240	9,226,149
Housing Development Finance
Corp.	1,080,902	69,594,290
Larsen & Toubro Ltd.	687,300	26,642,996
Reliance Industries Ltd.	2,433,970	53,050,152
State Bank of India Ltd.	959,340	51,901,139
		349,905,298
Indonesia — 0.1%
Bumi Resources Tbk PT	92,172,233	17,813,537
Telekomunikasi Indonesia Tbk PT	38,580,400	36,391,958
		54,205,495
Ireland — 0.3%
Accenture Plc	81,000	3,210,840
Covidien Plc	632,498	23,604,825
Ingersoll-Rand Plc	81,206	3,041,977
Seagate Technology (a)	185,877	2,332,756
Warner Chilcott Plc, Class A (a)	102,616	2,626,970
XL Group Plc	5,407,248	95,870,507
		130,687,875
Israel — 0.2%
AFI Development Plc - GDR (a)	2,841,706	2,415,450
Teva Pharmaceutical Industries
Ltd. - ADR	1,278,430	62,451,306
		64,866,756
Italy — 0.4%
Assicurazioni Generali SpA	282,589	5,680,543

2 BLACKROCK GLOBAL ALLOCATION FUND, INC.

JULY 31, 2010

Consolidated Schedule of Investments(continued)

BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Italy (concluded)
Eni SpA	2,037,800	$ 41,642,084
Intesa Sanpaolo SpA	17,125,456	56,523,388
Telecom Italia SpA	4,961,000	6,314,086
UniCredit SpA	23,141,300	64,720,391
		174,880,492
Japan — 6.2%
Aisin Seiki Co., Ltd.	682,190	18,983,278
Astellas Pharma, Inc.	608,670	20,585,995
The Bank of Kyoto Ltd.	2,079,080	17,319,402
Canon, Inc.	1,558,119	67,491,081
Coca-Cola Central Japan Co., Ltd.	630,997	8,232,415
Coca-Cola West Holdings Co., Ltd.	1,806,720	32,718,372
Daihatsu Motor Co., Ltd.	1,498,330	17,626,447
Daikin Industries Ltd.	141,800	5,263,621
Daiwa House Industry Co., Ltd.	2,256,430	22,160,182
Denso Corp.	906,180	25,946,087
East Japan Railway Co.	1,241,598	79,795,821
Fanuc Ltd.	207,780	24,528,106
Fuji Heavy Industries Ltd. (a)	5,860,190	32,198,597
Fujitsu Ltd.	1,375,920	9,750,741
Futaba Industrial Co., Ltd. (a)	1,826,250	12,621,930
Hitachi Chemical Co., Ltd.	1,286,100	25,537,871
Hokkaido Coca-Cola Bottling Co.,
Ltd.	519,300	2,524,521
Honda Motor Co., Ltd.	1,445,181	45,723,303
Hoya Corp.	2,302,117	54,642,544
Inpex Corp.	12,976	63,476,705
JGC Corp.	2,506,630	41,319,212
KDDI Corp.	15,946	77,738,929
Kinden Corp.	1,905,300	17,173,919
Kirin Holdings Co., Ltd.	3,395,910	45,254,291
Kubota Corp.	7,930,110	62,648,096
Kuraray Co., Ltd.	1,749,520	21,888,176
Kyowa Hakko Kirin Co. Ltd.	2,089,300	21,421,211
Mikuni Coca-Cola Bottling Co., Ltd.	1,376,800	11,400,116
Mitsubishi Corp.	5,392,430	116,380,820
Mitsubishi Tanabe Pharma Corp.	1,247,900	18,251,153
Mitsubishi UFJ Financial Group,
Inc.	8,947,880	44,327,658
Mitsui & Co., Ltd.	6,300,834	80,838,141
Mitsui OSK Lines Ltd.	3,179,410	21,488,266
Mitsui Sumitomo Insurance Group
Holdings, Inc.	3,940,962	87,209,257
Murata Manufacturing Co., Ltd.	684,640	33,832,797
NGK Insulators Ltd.	786,700	13,272,212
NKSJ Holdings, Inc. (a)	8,326,950	48,673,068
NTT DoCoMo, Inc.	79,056	125,598,389
NTT Urban Development Co.	11,700	9,483,128
Nintendo Co., Ltd.	78,920	22,031,858
Nippon Electric Glass Co.	864,690	10,988,476
Nippon Telegraph & Telephone
Corp.	999,450	41,568,971
Nomura Holdings, Inc.	3,398,570	19,111,188
Okumura Corp.	6,555,620	23,463,188
Rinnai Corp.	393,075	21,055,013
Rohm Co., Ltd.	437,900	27,596,203
Sekisui House Ltd.	5,814,080	51,499,283
Seven & I Holdings Co., Ltd.	2,642,424	63,072,250
Shimachu Co., Ltd.	267,300	4,867,644
Shin-Etsu Chemical Co., Ltd.	1,806,740	89,769,978
Shionogi & Co., Ltd.	1,431,140	29,259,442
Sony Corp. - ADR	73,100	2,282,182

Common Stocks	Shares	Value
Japan (concluded)
Sony Financial Holdings, Inc.	2,861	$ 10,365,030
Sumitomo Chemical Co., Ltd.	24,785,440	107,332,072
Sumitomo Electric Industries Ltd.	1,693,500	19,752,637
Sumitomo Mitsui Financial Group,
Inc.	1,012,700	31,210,636
Suzuki Motor Corp.	3,939,508	82,458,427
TDK Corp.	354,900	21,384,794
Tadano Ltd.	629,100	3,088,787
Terumo Corp.	402,140	21,122,131
Toda Corp.	5,884,400	18,811,382
Toho Co., Ltd.	1,518,558	25,099,651
Tokio Marine Holdings, Inc.	4,438,021	121,334,887
Tokyo Gas Co., Ltd.	11,472,285	52,022,792
Toyota Industries Corp.	2,192,380	58,955,348
Toyota Motor Corp.	985,270	34,586,839
Ube Industries Ltd.	9,303,800	23,243,368
West Japan Railway Co.	6,670	24,662,016
		2,547,322,331
Kazakhstan — 0.2%
KazMunaiGas Exploration
Production - GDR	3,466,900	67,812,564
Luxembourg — 0.0%
Millicom International Cellular SA	35,400	3,299,988
Malaysia — 0.4%
Axiata Group Bhd (a)	14,569,000	19,530,295
British American Tobacco Malaysia
Bhd	1,139,100	16,087,470
IOI Corp. Bhd	5,219,199	8,412,132
PLUS Expressways Bhd	28,085,361	33,922,746
Telekom Malaysia Bhd	6,497,300	6,866,715
Tenaga Nasional Bhd	9,209,744	24,892,411
YTL Power International	72,118,279	51,269,290
		160,981,059
Mexico — 0.2%
America Movil, SA de CV - ADR	1,138,800	56,495,868
Fomento Economico Mexicano, SA
de CV - ADR	275,400	13,406,472
		69,902,340
Netherlands — 0.2%
Koninklijke KPN NV	1,539,891	21,398,160
Koninklijke Philips Electronics NV	796,900	24,773,241
Koninklijke Philips Electronics NV,
New York Registered Shares	156,000	4,854,720
Unilever NV - ADR	340,800	10,050,192
		61,076,313
Norway — 0.1%
DnB NOR ASA	1,867,041	23,103,146
Statoil ASA	1,577,500	31,905,355
		55,008,501
Philippines — 0.0%
Philippine Long Distance
Telephone Co. - ADR	351,700	18,886,290
Poland — 0.0%
Powszechny Zaklad Ubezpieczen
SA	98,500	12,624,919
Russia — 1.1%
AFI Development Plc, Class B (a)	2,841,706	2,351,512

BLACKROCK GLOBAL ALLOCATION FUND, INC.

JULY 31, 2010

Consolidated Schedule of Investments(continued)

BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Russia (concluded)
Kuzbassrazrezugol (a)	48,029,996	$ 17,771,098
LSR Group - GDR (a)	6,813,100	38,153,360
MMC Norilsk Nickel - ADR	1,238,974	20,368,733
Magnitogorsk Iron & Steel Works -
GDR	1,489,400	15,891,898
Novorossiysk Commercial Sea
Port - GDR	4,994,420	59,183,877
OAO Rosneft Oil Co. - GDR (a)	1,978,400	13,215,712
Polyus Gold - ADR (a)	74,700	1,811,475
Polyus Gold Co. ZAO - ADR	2,845,815	69,011,014
RusHydro - ADR (a)	19,486,760	101,720,887
Sberbank	25,942,300	72,638,440
Uralkali - GDR	87,200	1,832,944
VimpelCom Ltd. - ADR (a)	2,261,700	36,888,327
		450,839,277
Singapore — 0.9%
CapitaLand Ltd.	7,739,100	22,589,258
DBS Group Holdings Ltd.	2,008,070	21,312,572
Fraser and Neave Ltd.	9,310,300	37,661,554
Keppel Corp. Ltd.	7,277,500	50,072,889
MobileOne Ltd.	10,659,700	16,654,026
Noble Group Ltd.	7,756,971	9,442,973
Oversea-Chinese Banking Corp.	8,484,120	56,459,833
Parkway Holdings Ltd.	14,358,000	41,624,404
Parkway Life Real Estate
Investment Trust	444,195	487,305
Sembcorp Marine Ltd.	4,807,800	14,179,698
Singapore Press Holdings Ltd.	5,034,860	15,312,598
Singapore Telecommunications
Ltd.	22,544,210	51,817,054
United Overseas Bank Ltd.	1,117,850	16,353,232
		353,967,396
South Africa — 0.1%
Anglo Platinum Ltd. (a)	86,098	8,295,169
Gold Fields Ltd. - ADR	643,770	8,710,208
Impala Platinum Holdings Ltd.	306,000	8,290,018
Katanga Mining Ltd. (a)	5,950,293	5,730,062
Life Healthcare Group Holdings
Ltd. (a)	8,447,200	15,388,546
Sasol Ltd.	150,000	5,943,499
		52,357,502
South Korea — 0.9%
Cheil Industries, Inc.	293,111	22,525,071
KT Corp.	116,550	4,204,280
KT Corp. - ADR	2,320,740	43,745,949
KT&G Corp.	673,701	33,853,900
Korean Reinsurance Co.	333,822	3,304,617
LG Corp.	354,100	24,458,447
LG Display Co. Ltd.	632,400	19,331,142
Mando Corp. (a)	51,500	5,071,318
Meritz Fire & Marine Insurance Co.
Ltd.	336,566	2,081,261
POSCO	67,630	28,126,028
POSCO - ADR	263,350	27,391,034
Paradise Co. Ltd.	1,987,926	5,489,975
SK Telecom Co., Ltd.	276,870	39,022,522
Samsung Electronics Co., Ltd.	122,900	84,297,932
Samsung Fine Chemicals Co., Ltd.	488,700	27,605,461
		370,508,937

Common Stocks	Shares	Value
Spain — 0.4%
Banco Bilbao Vizcaya Argentaria
SA	1,966,400	$ 26,369,275
Banco Santander SA	6,344,900	82,427,392
Telefonica SA	1,457,861	33,013,833
Telefonica SA - ADR	196,198	13,427,791
		155,238,291
Switzerland — 0.9%
Credit Suisse Group AG	89,600	4,065,152
Credit Suisse Group AG	609,440	27,624,354
Garmin Ltd. (c)	96,064	2,738,785
Nestle SA, Registered Shares	2,239,263	110,679,992
Noble Corp.	94,146	3,059,745
Novartis AG, Registered Shares	1,013,985	49,293,024
Roche Holding AG	261,515	34,003,761
Transocean Ltd. (a)	675,600	31,219,476
Tyco Electronics Ltd.	356,323	9,620,721
Tyco International Ltd.	353,393	13,527,884
UBS AG	1,975,400	33,532,777
Weatherford International Ltd. (a)	1,396,376	22,621,291
Zurich Financial Services AG	135,569	31,638,709
		373,625,671
Taiwan — 0.8%
ASUSTeK Computer, Inc.	1,130,946	8,523,325
Catcher Technology Co. Ltd.	2,398,400	5,398,235
Cheng Shin Rubber Industry Co.
Ltd.	5,748,000	14,689,748
Chunghwa Telecom Co., Ltd.	10,994,967	23,166,602
Chunghwa Telecom Co., Ltd. -
ADR (a)	2,379,859	50,334,018
Compal Electronics, Inc.	5,515,000	7,215,448
Delta Electronics, Inc.	13,144,011	45,322,132
Far EasTone Telecommunications
Co., Ltd. (a)	16,017,000	22,298,164
HON HAI Precision Industry Co.,
Ltd. (a)	5,339,375	21,506,792
HTC Corp.	3,667,598	67,535,873
MediaTek, Inc.	1,136,267	15,386,821
Pegatron Corp. (a)	3,043,961	3,514,802
Taiwan Semiconductor
Manufacturing Co., Ltd.	27,551,824	53,188,207
		338,080,167
Thailand — 0.2%
Hana Microelectronics Pcl	10,790,310	9,277,494
PTT Chemical Pcl	2,151,660	6,733,312
PTT Public Company THB10	3,289,870	25,992,776
Siam Commercial Bank Pcl	11,374,083	31,364,629
		73,368,211
Turkey — 0.3%
BIM Birlesik Magazalar AS	882,400	27,082,507
Tupas Turkiye Petrol Rafine	1,090,005	24,797,429
Turk Telekomunikasyon AS	5,872,264	22,002,829
Turkcell Iletisim Hizmet AS	2,657,230	15,486,272
Turkiye Garanti Bankasi AS	7,921,965	40,986,144
		130,355,181
United Kingdom — 2.1%
Anglo American Plc (a)	1,353,100	53,503,040
Antofagasta Plc	1,925,500	29,829,107
AstraZeneca Group Plc - ADR	96,100	4,847,284
BG Group Plc	4,964,300	79,612,870

4 BLACKROCK GLOBAL ALLOCATION FUND, INC.

JULY 31, 2010

Consolidated Schedule of Investments(continued)

BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United Kingdom (concluded)
BP Plc	8,749,291	$ 55,952,314
BP Plc - ADR	1,799,400	69,222,918
BT Group Plc	4,918,900	10,989,323
British American Tobacco Plc	688,343	23,682,266
Diageo Plc - ADR	1,386,343	96,877,649
Ensco International Plc - ADR	68,700	2,872,347
GlaxoSmithKline Plc - ADR	99,200	3,488,864
Guinness Peat Group Plc	37,915,411	18,172,122
HSBC Holdings Plc	9,698,638	98,627,399
HSBC Holdings Plc - ADR	492,200	25,141,576
International Power Plc	4,465,700	25,038,304
Lloyds TSB Group Plc (a)	41,002,306	44,254,354
National Grid Plc	6,469,600	51,823,589
Prudential Plc	734,700	6,393,605
Royal Dutch Shell Plc - ADR	334,516	18,538,877
Shire Pharmaceuticals Plc - ADR	32,200	2,217,614
Standard Chartered Plc	873,407	25,234,209
Unilever Plc	663,206	18,842,514
Unilever Plc - ADR	414,100	11,855,683
Vodafone Group Plc	22,040,961	51,392,589
Vodafone Group Plc - ADR	1,470,386	34,524,663
		862,935,080
United States — 29.1%
3M Co.	772,371	66,068,615
ACE Ltd.	1,821,384	96,679,063
The AES Corp. (a)	2,223,536	22,924,656
AOL, Inc. (a)	53,070	1,110,224
AT&T Inc.	9,082,715	235,605,627
Abbott Laboratories	1,973,364	96,852,705
Advance Auto Parts, Inc.	67,591	3,618,146
Advanced Micro Devices, Inc. (a)	3,660,000	27,413,400
Aetna, Inc.	2,237,618	62,317,661
Agilent Technologies, Inc. (a)	725,000	20,249,250
Allergan, Inc.	56,300	3,437,678
Alliance Resource Partners LP	404,811	21,143,279
The Allstate Corp.	497,217	14,041,408
Altria Group, Inc.	1,899,852	42,100,720
Amdocs Ltd. (a)	100,252	2,739,887
American Commercial Lines,
Inc. (a)(d)	867,434	20,948,531
American Electric Power Co., Inc.	1,038,700	37,372,426
American Tower Corp., Class A (a)	840,100	38,846,224
American Water Works Co, Inc.	958,257	20,487,535
AmerisourceBergen Corp.	786,060	23,558,218
Amgen, Inc. (a)	940,920	51,308,368
Amphenol Corp., Class A	130,268	5,836,006
Anadarko Petroleum Corp.	1,273,450	62,602,802
Analog Devices, Inc.	226,961	6,743,011
Apache Corp.	696,330	66,555,221
Apple, Inc. (a)	1,261,912	324,626,862
Arch Capital Group Ltd. (a)	307,753	24,084,750
Ascent Media Corp., Class A (a)	3,255	90,489
Axis Capital Holdings Ltd.	102,451	3,193,398
BMC Software, Inc. (a)	143,040	5,089,363
Bank of America Corp.	13,377,707	187,823,006
The Bank of New York Mellon
Corp.	3,976,690	99,695,618
Biogen Idec, Inc. (a)	66,963	3,741,892
Boeing Co.	1,291,005	87,969,081
Boston Scientific Corp. (a)	2,193,700	12,284,720
Bristol-Myers Squibb Co.	11,760,655	293,075,523
Broadcom Corp., Class A	437,603	15,766,836

Common Stocks	Shares	Value
United States (continued)
Bunge Ltd.	610,193	$ 30,296,082
CA, Inc.	3,215,136	62,888,060
CF Industries Holdings, Inc.	937,000	76,075,030
CMS Energy Corp.	1,091,504	17,376,744
CNA Financial Corp. (a)	15,700	440,542
CNH Global NV	117,900	3,628,962
CVS Caremark Corp.	1,607,339	49,329,234
Cablevision Systems Corp., Class A	122,173	3,348,762
Capital One Financial Corp.	70,455	2,982,360
Cardinal Health, Inc.	85,040	2,744,241
CareFusion Corp. (a)	109,620	2,309,693
CenturyTel, Inc.	587,931	20,942,102
Cephalon, Inc. (a)	42,103	2,389,345
Check Point Software Technologies
Ltd. (a)	105,500	3,589,110
Chesapeake Energy Corp.	1,033,683	21,738,354
Chevron Corp.	2,945,276	224,459,484
Chubb Corp.	819,426	43,126,390
Cigna Corp.	906,672	27,889,231
Cimarex Energy Co.	51,100	3,519,257
Cisco Systems, Inc. (a)	5,445,595	125,629,877
Citigroup, Inc. (a)	28,100,443	115,211,816
The Coca-Cola Co.	574,868	31,680,975
Cognizant Technology Solutions
Corp. (a)	223,600	12,199,616
Colgate-Palmolive Co.	927,316	73,239,418
Comcast Corp., Class A	6,242,917	121,549,594
Comerica, Inc.	85,193	3,268,003
Complete Production Services,
Inc. (a)	1,000,000	19,250,000
Computer Sciences Corp.	194,499	8,816,640
Comverse Technology, Inc. (a)	2,546,363	19,097,723
ConAgra Foods, Inc.	569,225	13,365,403
ConocoPhillips	2,301,060	127,064,533
Consol Energy, Inc.	3,039,752	113,929,905
Constellation Brands, Inc.,
Class A (a)	413,297	7,050,847
Constellation Energy Group, Inc.	82,257	2,599,321
Corning, Inc.	6,008,019	108,865,304
Crown Holdings, Inc. (a)	633,411	17,627,828
DIRECTV, Class A (a)	767	28,502
DISH Network Corp.	628,362	12,617,509
DTE Energy Co.	65,578	3,027,080
Darden Restaurants, Inc.	66,441	2,783,214
DaVita, Inc. (a)	614,270	35,209,956
Dell, Inc. (a)	6,122,819	81,066,124
Devon Energy Corp.	1,083,646	67,717,039
Discover Financial Services, Inc.	3,550	54,209
Discovery Communications, Inc.,
Class A (a)	32,150	1,241,312
Discovery Communications, Inc.,
Class C (a)	32,250	1,108,755
Dollar Tree, Inc. (a)	85,800	3,802,656
The Dow Chemical Co.	2,185,233	59,722,418
Dr. Pepper Snapple Group, Inc.	398,852	14,976,893
E.I. du Pont de Nemours & Co.	1,511,136	61,457,901
EMC Corp. (a)	2,534,768	50,163,059
EXCO Resources, Inc.	4,702,964	68,240,008
Eastman Chemical Co.	44,305	2,775,265
Eaton Corp.	44,547	3,495,158
eBay, Inc. (a)	1,108,640	23,181,662
El Paso Corp.	7,507,133	92,487,879
Electronic Arts, Inc. (a)	1,782,331	28,392,533

BLACKROCK GLOBAL ALLOCATION FUND, INC.

JULY 31, 2010

Consolidated Schedule of Investments(continued)

BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (continued)
Eli Lilly & Co.	707,142	$ 25,174,255
Endo Pharmaceuticals Holdings,
Inc. (a)	191,064	4,587,447
Endurance Specialty Holdings Ltd.	898,137	34,659,107
Entergy Corp.	582,142	45,121,826
Everest Re Group Ltd.	172,973	13,426,164
Exelon Corp.	1,257,838	52,615,364
Expedia, Inc.	121,372	2,752,717
Extreme Networks, Inc. (a)	68,041	194,597
Exxon Mobil Corp.	7,076,811	422,344,081
FMC Corp.	1,600,517	100,016,307
Family Dollar Stores, Inc.	45,697	1,889,571
Fidelity National Information
Services, Inc.	234,757	6,730,483
Fidelity National Title Group, Inc.,
Class A	3,832,581	56,607,221
Fluor Corp.	30,098	1,453,432
Forest Laboratories, Inc. (a)	280,344	7,779,546
Freeport-McMoRan Copper & Gold,
Inc., Class B	666,058	47,649,789
Frontier Communications Corp.	813,972	6,218,744
The Gap, Inc.	127,855	2,315,454
General Communication, Inc.,
Class A (a)	118,491	1,004,804
General Electric Co.	16,099,945	259,531,113
General Mills, Inc.	798,578	27,311,368
Genzyme Corp. (a)	825,085	57,392,913
Gilead Sciences, Inc. (a)	1,355,488	45,164,860
Global Industries Ltd. (a)	5,031,822	23,850,836
The Goldman Sachs Group, Inc.	777,500	117,262,550
Google, Inc., Class A (a)	252,429	122,390,201
H.J. Heinz Co.	407,761	18,137,209
Halliburton Co.	1,707,565	51,022,042
Hanesbrands, Inc. (a)	50,375	1,261,894
Harris Corp.	100,930	4,494,413
Hartford Financial Services Group,
Inc.	498,679	11,674,075
HealthSouth Corp. (a)	919,767	17,024,887
Hess Corp.	752,531	40,328,136
Hewitt Associates, Inc., Class A (a)	68,631	3,369,782
Hewlett-Packard Co.	2,772,996	127,668,736
Hologic, Inc. (a)	4,108,205	58,090,019
Hospira, Inc. (a)	55,942	2,914,578
Humana, Inc. (a)	822,072	38,653,825
ITT Corp.	49,603	2,337,293
Intel Corp.	4,977,371	102,533,843
International Business Machines
Corp.	2,152,750	276,413,100
International Game Technology	1,792,771	27,321,830
International Paper Co.	540,759	13,086,368
Intuit, Inc. (a)	87,530	3,479,318
JDS Uniphase Corp. (a)	309,992	3,363,413
JPMorgan Chase & Co.	6,326,720	254,840,282
Johnson & Johnson	4,417,340	256,603,281
KBR, Inc.	949,385	21,247,236
Kimberly-Clark Corp.	41,127	2,637,063
King Pharmaceuticals, Inc. (a)	288,168	2,524,352
Kraft Foods, Inc.	2,988,986	87,308,281
L-3 Communications Holdings, Inc.	71,100	5,193,144
LSI Corp. (a)	223,861	902,160
Lexmark International, Inc.,
Class A (a)	842,974	30,979,295
Liberty Global, Inc. (a)	125,100	3,659,175

Common Stocks	Shares	Value
United States (continued)
Liberty Media Corp. - Starz,
Series A (a)	76	$ 4,172
Liberty Media Holding Corp. -
Capital (a)	192	8,955
Liberty Media Holding Corp. -
Interactive (a)	47,753	540,564
Life Technologies Corp. (a)	647,080	27,817,969
Limited Brands, Inc.	116,878	2,996,752
Lockheed Martin Corp.	897,700	67,462,155
Lorillard, Inc.	220,325	16,797,578
Lubrizol Corp.	38,173	3,568,794
MEMC Electronic Materials,
Inc. (a)(c)	166,814	1,594,742
Marathon Oil Corp.	2,362,504	79,025,759
Marco Polo Investment Holdings
Ltd. (a)	4,274	—
Mattel, Inc.	1,487,500	31,475,500
McDermott International, Inc. (a)	3,094,676	72,755,833
McDonald's Corp.	638,711	44,537,318
The McGraw-Hill Cos., Inc.	50,725	1,556,750
McKesson Corp.	597,877	37,558,633
Mead Johnson Nutrition Co.	1,275,979	67,805,524
MeadWestvaco Corp.	135,999	3,258,536
Medco Health Solutions, Inc. (a)	1,049,900	50,395,200
Medtronic, Inc.	2,476,057	91,539,827
Merck & Co, Inc.	4,921,558	169,596,889
MetLife, Inc.	607,402	25,547,328
Mettler Toledo International,
Inc. (a)	128,826	15,046,877
Micron Technology, Inc. (a)	380,400	2,769,312
Microsoft Corp.	14,063,610	362,981,774
Molson Coors Brewing Co., Class B	68,185	3,069,007
Morgan Stanley	2,784,131	75,143,696
Motorola, Inc. (a)	4,574,275	34,261,320
Murphy Oil Corp.	269,609	14,761,093
Mylan, Inc.	141,671	2,465,075
NCB Holdings Ltd. (a)	34,970	—
NII Holdings, Inc. (a)	84,500	3,165,370
NRG Energy, Inc. (a)	491,815	11,154,364
Nabors Industries Ltd. (a)	313,036	5,762,993
National Oilwell Varco, Inc.	1,695,911	66,411,875
National Semiconductor Corp.	193,378	2,668,616
Newmont Mining Corp.	2,435,968	136,170,611
News Corp., Class A	2,242,366	29,262,876
NextEra Energy, Inc.	1,249,931	65,371,391
Northern Trust Corp.	1,559,611	73,286,121
Northrop Grumman Corp.	697,605	40,907,557
Novell, Inc. (a)	531,300	3,209,052
Occidental Petroleum Corp.	1,085,635	84,603,536
Oracle Corp.	5,014,398	118,540,369
PG&E Corp.	569,000	25,263,600
PPG Industries, Inc.	43,204	3,001,382
PPL Corp.	1,706,361	46,566,592
Pall Corp.	200,922	7,683,257
Parker Hannifin Corp.	47,978	2,980,393
PartnerRe Ltd.	177,136	12,819,332
PerkinElmer, Inc.	718,490	13,981,815
Perrigo Co.	698,700	39,134,187
Pfizer, Inc.	12,822,941	192,344,115
PharMerica Corp. (a)	18,111	236,530
Philip Morris International, Inc.	1,192,246	60,852,236
Pitney Bowes, Inc.	120,229	2,934,790

6 BLACKROCK GLOBAL ALLOCATION FUND, INC.

JULY 31, 2010

Consolidated Schedule of Investments(continued)

BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (continued)
Platinum Underwriters Holdings
Ltd.	376,768	$ 14,724,093
Polo Ralph Lauren Corp.	34,784	2,748,284
Polycom, Inc. (a)	1,772,816	52,617,179
Praxair, Inc.	269,300	23,380,626
Precision Castparts Corp.	303,890	37,132,319
Pride International, Inc. (a)	80,042	1,904,199
Principal Financial Group, Inc.	456,241	11,684,332
The Procter & Gamble Co.	2,609,751	159,612,371
The Progressive Corp.	1,065,959	20,935,435
QUALCOMM, Inc.	3,966,532	151,045,539
Qwest Communications
International, Inc.	9,110,646	51,566,256
R.R. Donnelley & Sons Co.	169,867	2,865,656
Ralcorp Holdings, Inc. (a)	87,755	5,124,892
Raytheon Co.	464,356	21,485,752
RenaissanceRe Holdings Ltd.	378,873	21,679,113
Ross Stores, Inc.	61,134	3,219,316
RusHydro	177,671,658	9,061,255
Ryder System, Inc.	76,711	3,349,969
SM Energy Co.	979,000	40,550,180
SUPERVALU, Inc.	201,876	2,277,161
Safeway, Inc.	121,588	2,497,418
SanDisk Corp. (a)	97,133	4,244,712
Sara Lee Corp.	4,427,364	65,480,714
Schlumberger Ltd.	1,366,824	81,544,720
Sears Holdings Corp. (a)	29,567	2,099,257
Sempra Energy	82,900	4,124,275
Simon Property Group, Inc.	272,000	24,267,840
Smith International, Inc.	210,160	8,717,437
Sohu.com, Inc. (a)	121,000	5,689,420
The Southern Co.	582,538	20,581,068
Spirit Aerosystems Holdings, Inc.,
Class A (a)	2,520,251	51,287,108
Sprint Nextel Corp. (a)	3,536,757	16,162,980
The St. Joe Co. (a)(c)	1,228,029	31,670,868
State Street Corp.	1,075,736	41,867,645
Stryker Corp.	53,802	2,505,559
Symantec Corp. (a)	210,900	2,735,373
TJX Cos., Inc.	68,518	2,844,867
Target Corp.	57,664	2,959,316
Tellabs, Inc.	260,600	1,818,988
Teradata Corp. (a)	172,022	5,470,300
Texas Instruments, Inc.	2,412,680	59,569,069
Thermo Fisher Scientific, Inc. (a)	795,742	35,696,986
Time Warner Cable, Inc.	146,756	8,390,041
Time Warner, Inc.	584,673	18,393,813
Total System Services, Inc.	251,109	3,744,035
Transatlantic Holdings, Inc.	213,866	10,224,933
The Travelers Cos., Inc.	1,684,461	84,981,057
URS Corp. (a)	60,312	2,436,002
U.S. Bancorp	3,963,846	94,735,919
Unifi, Inc. (a)	1,659,211	6,504,107
Union Pacific Corp.	1,937,693	144,687,536
United Technologies Corp.	228,699	16,260,499
UnitedHealth Group, Inc.	1,423,200	43,336,440
UnumProvident Corp.	133,113	3,037,639
Valero Energy Corp.	1,366,457	23,216,104
Validus Holdings Ltd.	566,545	14,072,978
VeriSign, Inc. (a)	127,730	3,595,600
Verizon Communications, Inc.	6,719,603	195,271,663
Viacom, Inc., Class B	2,309,087	76,292,234

Common Stocks		Shares	Value
United States (concluded)
WABCO Holdings, Inc. (a)		4,300	$ 166,324
Wal-Mart Stores, Inc.		2,831,903	144,965,115
Walgreen Co.		114,000	3,254,700
Waters Corp. (a)		430,731	27,635,701
WellPoint, Inc. (a)		1,600,000	81,152,000
Wells Fargo & Co.		7,988,400	221,518,332
Western Digital Corp. (a)		285,989	7,547,250
Whirlpool Corp.		33,454	2,786,718
Williams Cos., Inc.		171,100	3,321,051
Windstream Corp.		519,861	5,926,415
Wisconsin Energy Corp.		52,307	2,839,224
Xerox Corp.		5,330,356	51,917,667
Xilinx, Inc.		114,215	3,188,883
			11,966,440,616
Total Common Stocks – 55.1%			22,656,077,514
Fixed Income Securities
		Par
Asset-Backed Securities		(000)
United States — 0.0%
Latitude CLO Ltd., Series 2005-1I,
Class SUB, 0.41%, 12/15/17	USD	7,900	2,212,000
Total Asset-Backed Securities – 0.0%			2,212,000
Corporate Bonds
Brazil — 0.1%
Banco Santander Brasil SA, 4.50%,
4/06/15 (b)		15,962	16,355,032
Cosan Finance Ltd., 7.00%,
2/01/17 (b)		7,050	7,508,250
Globo Comunicacaoe
Participacoes SA,
6.25% (b)(e)(f)		5,474	5,528,740
			29,392,022
Canada — 0.5%
Daylight Resources Trust, 6.25%,
12/31/14 (g)	CAD	20,106	20,398,383
PetroBakken Energy Ltd., 3.13%,
2/08/16 (g)	USD	82,200	75,099,564
Rogers Wireless Communications,
Inc., 7.63%, 12/15/11	CAD	6,169	6,477,075
Sino-Forest Corp. (b):
5.00%, 8/01/13 (g)		74,932	78,678,600
10.25%, 7/28/14		29,000	31,900,000
			212,553,622
China — 0.2%
Celestial Nutrifoods Ltd., 70.91%,
6/12/11 (g)(h)	SGD	89,400	44,377,850
China Petroleum & Chemical
Corp., 6.07%, 4/24/14 (g)(h)	HKD	324,660	45,767,969
			90,145,819

BLACKROCK GLOBAL ALLOCATION FUND, INC.

JULY 31, 2010

Consolidated Schedule of Investments(continued)

BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
Europe — 0.3%
European Investment Bank:
12.64%, 9/21/10 (b)(h)	BRL	127,600	$ 69,233,955
4.38%, 4/15/13	EUR	32,667	45,996,330
Series 1158/0100, 3.63%,
10/15/11		14,195	19,095,759
			134,326,044
France — 0.0%
Compagnie Generale des
Etablissements Michelin, Series
ML, 0.00%, 1/01/17 (g)(h)		9,251	13,140,750
Germany — 0.1%
Fresenius Finance Jersey Ltd.,
5.63%, 8/14/11 (g)		19,250	29,801,790
Hong Kong — 0.4%
FU JI Food and Catering Services
Holdings Ltd., 0.00%, 10/18/10
(g)(h)(i)	CNY	190,300	5,336,827
Hongkong Land CB 2005 Ltd.,
2.75%, 12/21/12 (g)	USD	7,400	10,517,250
Hutchison Whampoa International Ltd.:
6.25%, 1/24/14		12,497	13,892,552
4.63%, 9/11/15		40,425	42,801,990
4.63%, 9/11/15 (b)		33,249	35,370,519
7.63%, 4/09/19 (b)		29,327	35,715,564
5.75%, 9/11/19 (b)		6,392	6,954,681
Noble Group Ltd., 8.50%,
5/30/13 (b)		11,419	12,703,638
			163,293,021
India — 0.8%
Gujarat NRE Coke Ltd., 40.15%,
4/12/11 (g)(h)		11,700	15,327,000
Jaiprakash Associates Ltd.,
10.54%, 9/12/12 (g)(h)		8,838	11,224,260
REI Agro Ltd., 5.50%,
11/13/14 (b)(g)		53,647	53,781,117
Reliance Communications Ltd. (g)(h):
28.38%, 5/10/11		40,872	49,352,940
15.21%, 3/01/12		120,200	139,575,519
Suzlon Energy Ltd., 30.05%,
6/12/12 (g)(h)		24,650	24,826,494
Tata Steel Ltd., 1.00%,
9/05/12 (g)		26,300	30,639,500
			324,726,830
Japan — 0.0%
The Mie Bank Ltd., 1.00%,
10/31/11 (g)	JPY	374,000	4,292,163
Nagoya Railroad Co. Ltd., 1.21%,
3/30/12 (g)(h)		154,000	1,840,442
			6,132,605
Kazakhstan — 0.4%
KazMunaiGaz Finance Sub BV:
9.13%, 7/02/18	USD	12,700	15,303,500
9.13%, 7/02/18 (b)		87,610	106,078,188
7.00%, 5/05/20 (b)		32,152	34,643,780
			156,025,468
Luxembourg — 1.0%
Acergy SA, Series ACY, 2.25%,
10/11/13 (g)		11,100	11,431,835

		Par
Corporate Bonds		(000)	Value
Luxembourg (concluded)
Actelion Finance SCA, 6.88%,
11/22/11 (g)(h)	CHF	29,750	$ 28,131,442
Evraz Group SA:
8.88%, 4/24/13	USD	2,000	2,110,000
8.88%, 4/24/13 (b)		11,550	12,234,915
8.25%, 11/10/15		7,365	7,659,600
9.50%, 4/24/18		1,100	1,183,875
9.50%, 4/24/18 (b)		30,995	33,366,117
Gaz Capital SA, 2.89%, 11/15/12 JPY		1,800,000	19,694,869
TNK-BP Finance SA:
7.50%, 7/18/16 (b)	USD	12,021	12,922,575
6.63%, 3/20/17		2,500	2,578,250
6.63%, 3/20/17 (b)		55,521	57,258,807
7.88%, 3/13/18		3,800	4,187,600
7.88%, 3/13/18 (b)		71,795	79,118,090
Series 2, 7.50%, 7/18/16		6,643	7,191,048
UBS Luxembourg SA for OJSC Vimpel
Communications:
8.25%, 5/23/16		18,790	20,550,623
8.25%, 5/23/16 (b)		2,481	2,713,470
VIP Finance Ireland Ltd. for OJSC Vimpel
Communications:
9.13%, 4/30/18		4,300	4,923,500
9.13%, 4/30/18 (b)		91,544	104,703,450
			411,960,066
Malaysia — 0.7%
Berjaya Land Bhd, 8.00%,
8/15/11 (g)	MYR	80,700	26,067,039
Cherating Capital Ltd., 2.00%,
7/05/12 (g)(j)	USD	39,000	45,045,000
IOI Capital Bhd, Series IOI, 0.00%,
12/18/11 (g)(h)		39,096	47,599,380
Johor Corp., Series P3, 1.00%,
7/31/12	MYR	179,132	67,575,731
Rafflesia Capital Ltd., 1.25%,
10/04/11 (g)(j)	USD	77,400	97,696,241
			283,983,391
Mexico — 0.2%
BBVA Bancomer SA, 7.25%,
4/22/20 (b)		38,464	40,351,851
Petroles Mexicanos, 6.00%,
3/05/20 (b)		63,010	67,137,648
			107,489,499
Netherlands — 0.1%
ASM International NV (g):
4.25%, 12/06/11		1,481	1,832,738
4.25%, 12/06/11 (b)		4,180	5,240,675
Pargesa Netherlands NV, 1.75%,
6/15/14 (g)	CHF	29,240	26,771,287
			33,844,700
Norway — 0.1%
Subsea 7, Inc., 2.80%,
6/06/11 (g)	USD	34,100	33,886,875
Singapore — 1.2%
CapitaLand Ltd. (g):
2.10%, 11/15/16	SGD	64,750	47,133,172
3.13%, 3/05/18		142,500	106,628,732
2.95%, 6/20/22		182,750	122,590,469

8 BLACKROCK GLOBAL ALLOCATION FUND, INC.

JULY 31, 2010

Consolidated Schedule of Investments(continued)

BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
Singapore (concluded)
Keppel Land Ltd., 2.50%,
6/23/13 (g)	USD	28,800	$ 21,523,753
Olam International Ltd., 6.00%,
10/15/16 (g)		39,700	45,680,051
Wilmar International Ltd., 16.20%,
12/18/12 (g)(h)		32,400	42,806,847
Yanlord Land Group Ltd., 5.85%,
7/13/14 (g)	SGD	72,000	55,861,156
Ying Li International Real Estate
Ltd., 4.00%, 3/03/15 (g)		66,000	40,285,336
			482,509,516
South Korea — 0.7%
Hyundai Motor Manufacturing
Czech sro, 4.50%, 4/15/15 (b)	USD	32,993	33,624,783
Korea Development
Bank/Republic of Korea, 4.38%,
8/10/15		78,956	82,861,480
Korea Electric Power Corp.:
5.13%, 4/23/34		38,562	39,792,089
7.75%, 4/01/96 (k)		31,040	20,176,000
Zeus Cayman, 4.07%,
8/19/13 (g)(h)	JPY	8,494,000	96,629,757
			273,084,109
Spain — 0.1%
Telvent GIT SA, 5.50%,
4/15/15 (b)(g)	USD	32,544	31,321,647
Sweden — 0.1%
Svensk Exportkredit AB, 10.50%,
9/29/15 (j)	TRY	31,190	21,481,126
Trinidad — 0.0%
Petroleum Co. of Trinidad &
Tobago Ltd., 9.75%, 8/14/19 (b)USD		9,851	11,550,298
United Arab Emirates — 0.6%
Abu Dhabi National Energy Co.,
6.50%, 10/27/36		6,431	6,447,078
Aldar Funding Ltd., 5.77%,
11/10/11 (g)		16,977	16,170,592
Dana Gas Sukuk Ltd., 7.50%,
10/31/12 (g)		227,230	209,051,600
			231,669,270
United Kingdom — 0.4%
Lloyds TSB Bank Plc, 13.00% (f)	GBP	46,296	78,819,940
Petropavlovsk 2010 Ltd., 4.00%,
2/18/15 (g)	USD	43,600	45,344,000
Shire Plc, 2.75%, 5/09/14 (g)		61,358	61,003,351
			185,167,291
United States — 5.8%
The AES Corp., 8.38%, 3/01/11	GBP	3,349	5,386,441
Advanced Micro Devices, Inc.:
6.00%, 5/01/15 (g)	USD	325,348	322,907,890
8.13%, 12/15/17		13,100	13,755,000
Alberto-Culver Co., 5.15%,
6/01/20		7,750	8,077,003
Amgen, Inc., 0.38%, 2/01/13 (g)		122,546	122,852,365
Amylin Pharmaceuticals, Inc.,
3.00%, 6/15/14 (g)		53,284	46,157,265
Banco do Brasil SA, 4.50%,
1/22/15 (b)		19,181	19,953,111

		Par
Corporate Bonds		(000)	Value
United States (continued)
CF Industries, Inc., 7.13%,
5/01/20	USD	22,380	$ 23,890,650
CIGNA Corp., 5.13%, 6/15/20		6,982	7,353,303
Calpine Corp., 7.88%, 7/31/20 (b)		15,685	15,841,850
Cell Genesys, Inc., 3.13%,
5/01/13 (g)		1,000	432,809
Central European Distribution
Corp., 3.00%, 3/15/13 (g)		4,843	4,267,894
Chesapeake Energy Corp. (g):
2.50%, 5/15/37		103,539	83,348,895
2.25%, 12/15/38		118,459	88,400,029
China Milk Products Group Ltd.,
25.21%, 1/05/12 (g)(h)		39,800	13,975,412
Cie de Financement Foncier,
2.13%, 4/22/13 (b)		89,700	90,694,773
Consol Energy, Inc., 8.00%,
4/01/17 (b)		60,750	64,546,875
Crown Cork & Seal Co., Inc.,
7.50%, 12/15/96		5,827	4,727,154
Energy Future Holdings Corp.,
10.00%, 1/15/20 (b)		9,825	9,874,125
Ford Motor Credit Co. LLC:
7.00%, 4/15/15		16,811	17,389,399
6.63%, 8/15/17 (l)		13,227	13,128,406
GCI, Inc., 7.25%, 2/15/14		5,235	5,326,613
Gilead Sciences, Inc. (g):
0.50%, 5/01/11		16,039	16,279,585
0.63%, 5/01/13		52,202	55,856,140
1.63%, 5/01/16 (b)		9,843	9,830,696
Hana Bank, 4.50%, 10/30/15 (b)		14,402	14,657,774
Helix Energy Solutions Group, Inc.,
3.25%, 12/15/25 (g)		15,252	13,345,500
Hologic, Inc., 2.00%,
12/15/37 (g)(m)		163,805	144,353,156
Host Marriott LP, 7.13%,
11/01/13		3,287	3,344,523
Insight Communications Co., Inc.,
9.38%, 7/15/18 (b)		20,939	22,142,992
Intel Corp. (g):
2.95%, 12/15/35		69,940	69,328,025
3.25%, 8/01/39 (b)		93,189	110,428,965
Intelsat Subsidiary Holding Co.
Ltd., 8.50%, 1/15/13		9,817	9,964,255
Kinetic Concepts, Inc., 3.25%,
4/15/15 (b)(g)		8,287	8,059,107
King Pharmaceuticals, Inc., 1.25%,
4/01/26 (g)		15,913	14,242,135
Kraft Foods, Inc.:
2.63%, 5/08/13		44,194	45,419,500
4.13%, 2/09/16		82,211	87,927,624
LifePoint Hospitals, Inc. (g):
3.50%, 5/15/14		5,911	5,585,895
3.25%, 8/15/25		29,410	28,013,025
McMoRan Exploration Co. (g):
5.25%, 10/06/11		11,129	11,796,740
5.25%, 10/06/11 (b)		6,342	6,722,520
Mylan, Inc.:
1.25%, 3/15/12 (g)		72,802	73,530,020
7.63%, 7/15/17 (b)		16,618	17,656,625
Omnicare, Inc., Series OCR, 3.25%,
12/15/35 (g)		32,482	27,731,507
Paka Capital Ltd., 5.22%,
3/12/13 (g)(h)		22,000	22,220,000

BLACKROCK GLOBAL ALLOCATION FUND, INC.

JULY 31, 2010

Consolidated Schedule of Investments(continued)

BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
United States (concluded)
Pemex Project Funding Master
Trust, 5.50%, 2/24/25	EUR	49,970	$ 61,211,410
Phibro Animal Health Corp.,
9.25%, 7/01/18 (b)	USD	4,575	4,655,063
Preferred Term Securities XXIV,
Ltd. (a)(b)		12,100	121
Preferred Term Securities XXV,
Ltd. (a)		12,150	122
Preferred Term Securities XXVI,
Ltd. (a)		9,900	99
Preferred Term Securities XXVII,
Ltd. (a)		7,100	71
Ranbaxy Laboratories Ltd.,
40.81%, 3/18/11 (g)(h)		22,163	27,119,201
SBA Communications Corp. (g):
1.88%, 5/01/13		23,405	24,487,481
4.00%, 10/01/14 (b)		13,464	18,075,420
SanDisk Corp., 1.00%,
5/15/13 (g)		98,474	89,857,525
Sino-Forest Corp., 5.00%,
8/01/13 (g)		3,578	3,759,476
SonoSite, Inc., 3.75%, 7/15/14 (g)		14,279	14,975,101
St. Mary Land & Exploration Co.,
3.50%, 4/01/27 (g)		40,123	42,480,226
SunGard Data Systems, Inc.,
9.13%, 8/15/13		3,268	3,341,530
Suzlon Energy Ltd. (g)(h):
19.44%, 10/11/12		39,502	39,304,490
6.53%, 7/25/14		35,295	29,462,184
Tenet Healthcare Corp., 9.25%,
2/01/15		9,870	10,437,525
Texas Industries Inc., 9.25%,
8/15/20 (b)(l)		24,231	24,352,155
Thermo Fisher Scientific, Inc.,
3.20%, 5/01/15		20,459	21,472,068
UBS AG, 4.88%, 8/04/20 (l)		114,444	115,764,874
Viterra Inc., 5.95%, 8/01/20 (b)(l)		32,683	32,513,375
Yanlord Land Group Ltd., 9.50%,
5/04/17 (b)		32,038	31,557,430
			2,395,550,518
Total Corporate Bonds – 13.8%			5,663,036,277
Floating Rate Loan Interests
Indonesia — 0.2%
PT Bumi Resources, Term Loan,
10.23%, 10/08/12		42,000	42,000,000
PT Multi Daerah Bersaing, Term
Loan, 7.30%, 4/13/12		37,855	37,476,315
Total Floating Rate Loan
Interests – 0.2%			79,476,315
Foreign Agency Obligations
Australian Government Bonds,
5.75%, 6/15/11	AUD	95,366	87,171,360

		Par
Foreign Agency Obligations		(000)	Value
Brazil Notas do Tesouro Nacional:
Series B, 6.00%, 5/15/17	BRL	22,700	$ 24,585,704
Series F, 10.00%, 1/01/17		716,035	374,632,934
Series F, 10.00%, 1/01/21		181,074	91,440,575
Bundesrepublik Deutschland:
4.00%, 7/04/16	EUR	217,769	315,300,633
4.25%, 7/04/17		135,609	199,452,339
3.50%, 7/04/19		128,806	180,097,097
Series 07, 4.00%, 1/04/18		52,509	76,097,233
Series 08, 4.25%, 7/04/18		36,223	53,341,562
Caisse d'Amortissement de la Dette
Sociale:
3.25%, 4/25/13		21,650	29,619,735
4.00%, 10/25/14		23,195	32,757,463
Canadian Government Bond:
4.00%, 9/01/10	CAD	32,600	31,789,479
4.00%, 9/01/10		3,672	3,580,704
4.00%, 6/01/16		53,628	56,331,179
Deutsche Bundesrepublik Inflation
Linked, Series I/L, 1.50%,
4/15/16	EUR	29,692	40,593,600
Export-Import Bank of Korea,
4.13%, 9/09/15	USD	73,100	76,056,018
Federal Republic of Germany,
1.50%, 9/21/12 (b)		130,903	133,061,983
Japanese Government Two Year
Bond, Series 272, 0.70%,
9/15/10	JPY	5,685,650	65,852,851
Kreditanstalt fuer Wiederaufbau,
3.25%, 6/27/13 (g)	EUR	81,800	111,991,711
Magyar Nemzeti Vagonkezel Zrt,
4.40%, 9/25/14 (g)		21,100	26,575,381
Malaysia Government Bond:
3.76%, 4/28/11	MYR	215,109	68,093,190
Series 0108, 3.46%, 7/31/13		185,681	58,719,792
Netherland Government Bond,
3.75%, 7/15/14	EUR	25,063	35,450,475
New Zealand Government Bond,
Series 216, 4.50%, 2/14/16	NZD	20,974	23,314,506
Poland Government Bond, 3.00%,
8/24/16	PLN	202,910	64,630,771
Socialist Republic of Vietnam,
6.75%, 1/29/20	USD	14,287	15,715,700
Turkey Government Bond:
10.00%, 1/09/13	TRY	28,576	19,623,248
10.50%, 1/15/20		46,031	33,640,623
Turkey Government International
Bond, 4.00%, 4/01/20		40,263	26,478,974
Ukraine Government International
Bond, 6.58%, 11/21/16	USD	3,550	3,554,792
United Kingdom Gilt, 4.25%,
3/07/11	GBP	151,126	242,348,440
Total Foreign Agency Obligations – 6.3%			2,601,900,052

10 BLACKROCK GLOBAL ALLOCATION FUND, INC.

JULY 31, 2010

Consolidated Schedule of Investments(continued)

BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)

	Par
Structured Notes	(000)	Value
Taiwan — 0.0%
UBS AG (Total Return TWD Linked
Notes), 0.26%, 12/01/10 (h) USD	3,106	$ 3,104,737
Total Structured Notes – 0.0%		3,104,737
U.S. Treasury Obligations
U.S. Treasury Inflation Indexed
Bonds, 2.38%, 1/15/27	85,573	93,782,195
U.S. Treasury Notes:
4.88%, 5/31/11	223,396	231,817,016
0.88%, 1/31/12	72,275	72,746,450
1.38%, 2/15/13 (n)	666,758	677,905,527
1.38%, 3/15/13 (o)	65,306	66,412,937
2.13%, 11/30/14 (n)	186,947	193,023,087
2.63%, 12/31/14	375,210	394,938,212
2.25%, 1/31/15	280,715	290,869,023
2.38%, 2/28/15	368,163	383,552,213
2.38%, 3/31/15	354,960	371,572,128
2.63%, 2/29/16	93,233	97,049,460
3.50%, 5/15/20	1,046,847	1,099,356,846
Total U.S. Treasury Obligations – 9.7%		3,973,025,094
Total Fixed Income Securities – 30.0%		12,322,754,475
Investment Companies	Shares
Brazil — 0.0%
iShares MSCI Brazil (Free) Index
Fund (p)	22,300	1,569,474
South Korea — 0.0%
iShares MSCI South Korea Index
Fund (p)	24,900	1,221,345
United States — 3.6%
Consumer Staples Select Sector
SPDR Fund	1,413,300	38,130,834
ETFS Palladium Trust (a)(d)	462,500	22,977,000
ETFS Platinum Trust (a)(d)	390,600	61,265,610
Energy Select Sector SPDR Fund	4,238,100	228,179,304
Financial Select Sector SPDR Fund	6,435,420	94,665,028
Health Care Select Sector SPDR
Fund	1,414,500	40,412,265
iShares Dow Jones U.S.
Telecommunications Sector
Index Fund (c)(p)	787,500	16,017,750
iShares Silver Trust (a)(p)	3,918,550	68,888,109
SPDR Gold Trust (a)	5,767,405	666,077,603
SPDR KBW Bank ETF	160,500	3,880,890
SPDR KBW Regional Banking
ETF (c)	906,273	21,533,047
Technology Select Sector SPDR
Fund	3,896,536	85,412,069
Telecom HOLDRS Trust	177,700	4,360,758
Utilities Select Sector SPDR Fund	3,728,900	113,246,693
Vanguard Telecommunication
Services ETF	24,500	1,419,285
		1,466,466,245

Investment Companies		Shares	Value
Vietnam — 0.0%
Vietnam Enterprise Investments
Ltd., R Shares (a)		2,801,490	$ 5,406,876
Vinaland Ltd. (a)		14,489,260	11,284,236
			16,691,112
Total Investment Companies – 3.6%			1,485,948,176
Preferred Securities
		Par
Capital Trusts		(000)
Singapore — 0.0%
DBS Capital Funding Corp.,
7.66% (f)(j)	USD	2,653	2,699,427
Total Capital Trusts – 0.0%			2,699,427
Preferred Stocks		Shares
United Kingdom — 0.1%
HSBC Holdings Plc, 8.00%		1,270,200	32,936,286
United States — 0.6%
Apache Corp., 6.00% (g)		477,450	25,939,858
Bunge Ltd., 4.88% (g)		82,953	6,926,576
Chesapeake Energy Corp.,
5.75% (b)(g)		99,097	96,418,904
El Paso Corp. (g):
4.99%		47,145	50,209,425
4.99% (b)		10,550	11,235,750
Mylan, Inc., 6.50% (g)		43,646	46,253,848
XL Group Plc, 10.75% (g)		261,357	6,925,961
			243,910,322
Total Preferred Stocks – 0.7%			276,846,608
Total Preferred Securities – 0.7%			279,546,035
Warrants (q)
Canada — 0.0%
Kinross Gold Corp. (Expires
9/03/13)		560,413	1,455,476
New Gold, Inc. (Expires 4/03/12)		1,727,300	58,806
			1,514,282
United States — 0.1%
Bank of America Corp. (Expires
1/16/19)		2,296,238	17,566,221
Ford Motor Co. (Expires 1/01/13)		3,710,415	17,958,409
JPMorgan Chase & Co. (Expires
10/28/18)		284,967	4,063,629
			39,588,259
Total Warrants – 0.1%			41,102,541

BLACKROCK GLOBAL ALLOCATION FUND, INC.

JULY 31, 2010

Consolidated Schedule of Investments(continued)

BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)

			Value
Total Long-Term Investments
(Cost – $34,089,025,509) – 89.5%		$ 36,785,428,741
Short-Term Securities		Shares
Money Market Funds — 0.1%
BlackRock Liquidity Funds,
TempFund, Institutional
Class, 0.23% (p)(r)		1,669,342	1,669,342
		Beneficial
		Interest
		(000)
BlackRock Liquidity Series,
LLC Money Market Series,
0.34% (p)(r)(s)	USD	51,366	51,366,300
Total Money Market Funds – 0.1%			53,035,642
		Par
Time Deposits — 0.0%		(000)
Europe — 0.0%
Brown Brothers Harriman & Co.,
0.01%, 5/01/10	EUR	695	905,686
Hong Kong — 0.0%
Brown Brothers Harriman & Co.,
0.01%, 5/01/10	HKD	1,878	241,812
Japan — 0.0%
Brown Brothers Harriman & Co.,
0.01%, 5/01/10	JPY	2	19
South Africa — 0.0%
Brown Brothers Harriman & Co.,
0.01%, 5/01/10	ZAR	1	149
Total Time Deposits – 0.0%			1,147,666
U.S. Treasury Obligations — 9.9%
U.S. Treasury Bills (t):
0.15%, 8/05/10		291,630	291,627,667
0.09%, 8/12/10		536,065	536,048,918
0.11%, 8/19/10		292,753	292,733,678
0.11%, 8/26/10		228,221	228,199,775
0.16%, 9/02/10		435,828	435,773,522
0.12%, 9/09/10 (o)		553,160	553,074,260
0.14%, 9/16/10		300,000	299,943,600
0.14%, 9/23/10		220,492	220,442,610
0.14%, 9/30/10		230,569	230,510,435
0.14%, 10/07/10		207,221	207,172,718
0.14%, 10/14/10		602,490	602,318,893
0.15%, 10/21/10		106,900	106,866,754
0.15%, 10/28/10		36,344	36,331,280
			4,041,044,110
Total Short-Term Securities
(Cost – $4,095,176,874) – 10.0%			4,095,227,418

Options Purchased	Contracts	Value
Exchange-Traded Call
Options — 0.0%
American Commercial Lines, Inc.,
Strike Price USD 25, expires
9/01/10	1,101	$ 148,635
Apple, Inc., Strike Price USD 250,
expires 10/01/10	415	815,475
Total Options Purchased
(Cost – $1,011,056) – 0.0%		964,110
Total Investments Before Investments Sold
Short and Outstanding Options Written
(Cost – $38,185,213,439*) – 99.5%		40,881,620,269
Over-the-Counter Structured Options	Units
Credit Suisse Euro Stoxx Index Link,
expires 9/01/10, Broker Credit
Suisse International (u)	56,072	(7,283,130)
FTSE 100 Index, expires 6/01/11,
Broker Goldman Sachs Bank
USA (v)	14,750	2,335,072
Taiwan Taiex Index, Citibank NA :
expires 12/01/11 (w)	169,600	1,096,298
expires 12/01/11 (x)	86,500	559,138
Total Over-the-Counter Structured Options
(Premium Paid– $610,945) – (0.0)%		(3,292,622)
Investments Sold Short	Shares
United States — (0.0)%
D.R. Horton, Inc.	287,832	(3,171,909)
Total Investments Sold Short
(Proceeds – $2,646,459) – (0.0)%		(3,171,909)
Options Written	Contracts
Exchange-Traded Call
Options — (0.0)%
Agrium, Inc., Strike Price USD 65,
expires 1/01/11	3,450	(1,897,500)
Apple, Inc., Strike Price USD 290,
expires 10/01/10	415	(172,225)
Corning, Inc., Strike Price USD 19,
expires 1/01/11	19,826	(2,557,554)
Dell, Inc., Strike Price USD 15,
expires 1/01/11	10,455	(690,030)
Ingersoll-Rand Plc, Strike Price USD
42.50, expires 9/01/10	812	(16,240)
Kraft Foods, Inc., Strike Price USD
32, expires 9/01/10	5,261	(31,566)
		(5,365,115)

12 BLACKROCK GLOBAL ALLOCATION FUND, INC.

JULY 31, 2010

Consolidated Schedule of Investments(continued)

BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value
Exchange-Traded Put
Options – (0.0)%
American Commercial Lines, Inc.,
Strike Price USD 22.50, expires
9/01/10	1,101	$ (107,347)
Apple, Inc., Strike Price USD 230,
expires 10/01/10	415	(232,400)
Mead Johnson Nutrition Co., Strike
Price USD 45, expires 1/01/11	1,450	(262,450)
		(602,197)
Over-the-Counter Call
Options — (0.0)%
Thomson Reuters Corp., Strike Price
USD 38, expires 8/01/10 Broker
UBS Securities	469	(28,076)
Total Options Written
(Premiums Received – $7,722,126) – (0.0)%		(5,995,388)
Total Investments, Net of Structured Options,
Investments Sold Short and Outstanding Options
Written – 99.5%		40,869,160,350
Other Assets Less Liabilities – 0.5%		213,793,718
Net Assets – 100.0%		$ 41,082,954,068

* The cost and unrealized appreciation (depreciation) of investments as of

July 31, 2010, as computed for federal income tax purposes, were as

Aggregate follows: cost	$ 38,380,510,851
Gross unrealized appreciation	$ 4,145,207,948
Gross Net unrealized unrealized appreciation depreciation	$ (1,644,098,530) 2,501,109,418

(a) Non-income producing security.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c) Security, or a portion of security, is on loan.
(d) Investments in companies (whereby the Fund held 5% or more of the companies' outstanding securities) that are considered to be an affiliate during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares Held			Shares Held
	at October 31,	Shares	Shares	at July 31,	Value at	Realized
Affiliate	2009	Purchased	Sold	2010	July 31, 2010	Gain	Income
American Commercial Lines, Inc.	713,845	162,889	9,300	867,434 $ 20,948,531		$42,501	-
ETFS Palladium Trust	-	462,500	-	462,500 $ 22,977,000		-	-
ETFS Platinum Trust	-	390,600	-	390,600 $ 61,265,610		-	-
Tianjin Development Holdings Ltd.	77,828,800	4,007,143	1,011,300	80,824,643 $ 52,761,241		$458,920	-

(e) Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(f) Security is perpetual in nature and has no stated maturity date.
(g) Convertible security.
(h) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(i) Issuer filed for bankruptcy and/or is in default of interest payments.
(j) Variable rate security. Rate shown is as of report date.
(k) Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

BLACKROCK GLOBAL ALLOCATION FUND, INC.

JULY 31, 2010

Consolidated Schedule of Investments(continued)

BlackRock Global Allocation Fund, Inc.

(l)	When-issued security. Unsettled when-issued transactions were as follows:
		Market	Unrealized
	Counterparty	Value	Appreciation
	Bank of America NA	$ 24,352,155 $ 121,155
	Citigroup Global Markets	$ 9,781,541	75,844
	Goldman Sachs & Co.	$ 3,346,865	8,585
	Morgan Stanley Co.	$ 32,513,375	-
	UBS AG	$ 115,764,874	1,571,506
(m)Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.
(n) All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(o) All or a portion of security has been pledged as collateral in connection with swaps.
(p) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:

	Beneficial			Beneficial
	Interest/			Interest/
	Shares Held		Beneficial	Shares Held
	at October 31,	Shares	Interest/Shares	at July 31,	Value at	Realized
Affiliate	2009	Purchased	Sold	2010	July 31, 2010 Gain (Loss)		Income
BlackRock Liquidity Funds, TempFund,
Institutional Class	1,801,967	-	(132,625)[1]	1,669,342	$ 1,669,342	-	$ 5,786
BlackRock Liquidity Series, LLC Money
Market Series	$138,379,650	-	$(87,013,350)[2]	$ 51,366,300	$51,366,300	-	$663,917
iShares Dow Jones U.S.
Telecommunication Sector
Index Fund	797,900	-	(10,400)	787,500	$16,017,750	$ (20,622)	$422,980
iShares MSCI Brazil (Free) Index	22,600	-	(300)	22,300	$ 1,569,474	$ 9,702	$ 57,604
iShares MSCI South Korea Index Fund	25,200	-	(300)	24,900	$ 1,221,345	$ 5,270	$ 9,634
iShares Silver Trust	5,013,700	191,100	(1,286,250)	3,918,550	$68,888,109 $5,014,784		-
[1] Represents net shares purchased.
[2] Represents net beneficial interest sold.

(q) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(r) Represents the current yield as of report date.
(s) Security was purchased with the cash collateral from loaned securities.
(t) Rates shown are discount rates or a range of discount rates paid at the time of purchase.
(u) CSFB DJ EuroStoxx Structured Option is issued in units. Each unit represents a structure based on the DJ EuroStoxx 50 Index, with an initial reference strike of 2,941.22. Each unit contains (a) one written put on the index at a strike price of 2,779.453 and (b) one call option on the index with a strike of 2,970.632. The Fund holds 56,072 units of the structure. On July 30, 2010, the EuroStoxx 50 Index was 2,742.14. At this time, the value of the structured option was ($7,283,130) based on a price of $(129.89) per unit. The option expires on September 30, 2010.
(v) FTSE 100 Index Structured Option is issued in units. Each unit represents a structure based on the FTSE 100 Index, with an initial reference strike of
5,067.000 Each unit contains (a) one written put on the index at a strike price of 4,692.042 and (b) one call option on the index with a strike of
5,067.000. The Fund holds 14,750 units of the structure. On July 30, 2010, the FTSE 100 Index was 5,258.02. At this time, the value of the structured option was $2,335,072 based on a price of $158.31 per unit. The option expires on June 30, 2011.
(w) Taiwan Taiex Index Structured Option is issued in units. Each unit represents a structure based on the Taiwan Taiex Index, with an initial reference strike of 7,531.937. Each unit contains (a) one written put on the index at a strike price of 6,228.912 and (b) one call option on the index with a strike of 7,531.937. The Fund holds 169,600 units of the structure. On July 30, 2010, the Taiwan Taiex Index was 7,760.63. At this time, the value of the structured option was $1,096,298 based on a price of $6.464 per unit. The option expires on December 21, 2011.
(x) Taiwan Taiex Index Structured Option is issued in units. Each unit represents a structure based on the Taiwan Taiex Index Index, with an initial reference strike of 7,212.9861. Each unit contains (a) one written put on the index at a strike price of 6,228.912 and (b) one call option on the index with a strike of 7,531.937. The Fund holds 86,500 units of the structure. On July 31, 2010, the Taiwan Taiex Index was 7,760.63. At this time, the value of the structured option was $559,138 based on a price of $6.464 per unit. The option expires on December 21, 2011.

14 BLACKROCK GLOBAL ALLOCATION FUND, INC.

JULY 31, 2010

						BlackRock Global Allocation Fund, Inc.
Consolidated Schedule of Investments(continued)
• Foreign currency exchange contracts as of July 31, 2010 were as follows:
						Unrealized
Currency		Currency			Settlement	Appreciation
Purchased		Sold		Counterparty	Date	(Depreciation)
INR	4,390,402	USD	95,113	Brown Brothers	8/2/10	$ (502)
				Harriman & Co.
USD	2,390,495	JPY	208,427,225 Barclays Bank Plc		8/2/10	(21,997)
USD	4,104,061	THB	132,438,057	Brown Brothers	8/2/10	895
				Harriman & Co.
EUR	3,535,300	USD	4,605,789	Brown Brothers	8/3/10	1,245
				Harriman & Co.
GBP	2,371,397	USD	3,707,442	Brown Brothers	8/3/10	13,622
				Harriman & Co.
JPY	2,826,269,600	USD	32,249,730	Brown Brothers	8/3/10	464,547
				Harriman & Co.
USD	241,744	HKD	1,877,747	Brown Brothers	8/3/10	-
				Harriman & Co.
USD	155,642	INR	7,184,450	Brown Brothers	8/3/10	822
				Harriman & Co.
USD	282,632	MYR	895,660	Brown Brothers	8/3/10	1,066
				Harriman & Co.
CHF	127,097,047	EUR	94,399,090	UBS AG	8/5/10	(1,001,109)
JPY	5,031,833,779	EUR	44,588,691 Barclays Bank Plc		8/5/10	138,816
GBP	10,902,036	USD	16,647,408	Credit Suisse	8/5/10	458,999
				International
USD	54,412,884	AUD	61,560,000	UBS AG	8/5/10	(1,241,980)
USD	82,609,909	EUR	64,692,130	UBS AG	8/5/10	(1,693,790)
KRW	102,035,230,000	USD	83,178,634 Deutsche Bank AG		8/6/10	3,036,542
KRW	41,497,820,000	USD	33,958,658	UBS AG	8/6/10	1,105,132
USD	204,800,621	EUR	160,504,570	JPMorgan Chase	8/6/10	(4,361,282)
				Bank NA
USD	103,634,869	EUR	81,154,949 Deutsche Bank AG		8/6/10	(2,122,390)
USD	81,933,762	EUR	64,544,250	UBS AG	8/12/10	(2,176,941)
USD	84,816,667	EUR	66,810,292 Barclays Bank Plc		8/12/10	(2,247,023)
USD	25,768,188	ZAR	195,464,590	UBS AG	8/12/10	(963,419)
JPY	7,009,094,457	USD	80,776,924	UBS AG	8/19/10	364,958
JPY	17,610,789,269	USD	201,348,923 Deutsche Bank AG		8/19/10	2,525,141
USD	84,229,873	EUR	65,552,110	UBS AG	8/19/10	(1,193,882)
USD	118,417,739	EUR	91,974,851	Credit Suisse	8/20/10	(1,438,551)
				International
USD	85,682,384	EUR	66,834,933	HSBC Securities	8/20/10	(1,413,023)
USD	100,403,577	EUR	78,388,729	JPMorgan Chase	8/20/10	(1,748,067)
				Bank NA
USD	78,756,108	EUR	61,469,141 Morgan Stanley Co.		8/20/10	(1,346,911)
CHF	95,509,271	EUR	69,360,400	Credit Suisse	8/26/10	1,326,543
				International
CHF	181,494,378	EUR	132,128,520	UBS AG	8/26/10	2,098,165
CAD	69,453,068	USD	67,234,335	Credit Suisse	8/27/10	300,480
				International
CAD	102,719,361	USD	99,329,734 Deutsche Bank AG		8/27/10	552,579
USD	40,025,419	EUR	30,755,190	UBS AG	8/27/10	(52,801)
CNY	210,443,800	USD	31,480,000	JPMorgan Chase	10/13/10	(409,127)
				Bank NA
USD	31,103,133	CNY	210,443,800	JPMorgan Chase	10/13/10	32,260
				Bank NA
Total						$ (11,010,983)

BLACKROCK GLOBAL ALLOCATION FUND, INC.

JULY 31, 2010

							BlackRock Global Allocation Fund, Inc.
Consolidated Schedule of Investments(continued)
•	Financial futures contracts purchased as of July 31, 2010 were as follows:
							Unrealized
				Expiration		Notional	Appreciation
	Contracts	Issue	Exchange	Date		Value	(Depreciation)
	102	H-Shares Index	Hong Kong	August 2010	$ 7,897,824		$ (100,257)
	40	S&P TSE 60 Index	Montreal	September 2010	$ 5,287,108		32,478
	5,400	DJ Euro Stoxx 50	Eurex	September 2010	$ 180,810,780		12,355,488
			NYSE LIFFE –
	498	FTSE 100 Index	London	September 2010	$ 40,088,361		897,846
	230	Yen Denom Nikkei Chicago Mercantile		September 2010	$ 12,670,387		21,609
	56	SPI 200 Index	Sydney	September 2010	$ 5,771,378		(118,638)
	598	DAX Index 25 Euro	Eurex	September 2010	$ 119,930,245		216,033
	Total						$ 13,304,559
•	Financial futures contracts sold as of July 31, 2010 were as follows:
				Expiration		Notional	Unrealized
	Contracts	Issue	Exchange	Date		Value	Depreciation
	32	S&P 500 Index Chicago Mercantile September 2010			$ 8,743,877		$ (42,523)
•	Total return swaps outstanding as of July 31, 2010 were as follows:
	Interest
	Payable					Notional
	Rate	Counterparty		Expiration	Amount (000)		Unrealized Appreciation
	(0.31)%[1]	BNP Paribas SA		September 2010	USD	158,868	$ 17,969,332[2]
	(0.18)%[3]	Deutsche Bank AG		September 2010	USD	75,404	8,528,849[2]
	(0.20)%[4]	BNP Paribas SA		September 2010	USD	55,385	6,264,574[2]
	0.11%[5]	BNP Paribas SA		September 2010	USD	97,622	3,949,735[6]
	1.02%[7]	JPMorgan Chase Bank NA		December 2010	USD	78,973	5,514,996[8]
	0.89%[9]	BNP Paribas SA		January 2011	USD	58,647	2,472,819[8]
	(0.25)%[10]	JPMorgan Chase Bank NA		February 2011	USD	90,506	8,561,102[2]
	(0.25)%[10]	JPMorgan Chase Bank NA		February 2011	USD	14,716	1,391,966[2]
	037%[11]	Citibank NA		April 2011	USD	10,343	261,566[12]
	Total						$ 54,914,939

1Based on the 3-month LIBOR minus 0.85%.
2Based on the return of the MSCI Daily Total Return Net Europe (excluding United Kingdom) USD Index
3Based on the 3-month LIBOR minus 0.72%.
4Based on the 3-month LIBOR minus 0.74%.
5Based on the 3-month LIBOR minus 0.24%.
6Based on the return of the MSCI Daily Total Return Net EAFE USD Index.
7Based on the 3-month LIBOR plus 0.48%.
8Based on the return of the MSCI Daily Total Return Net Emerging Markets USD Index.
9Based on the 3-month LIBOR plus 0.37%.
10Based on the 3-month LIBOR minus 0.71%.
11Based on the 3-month LIBOR minus 0.15%
12Based on the return of the MSCI Daily Total Return All Country World USD Index.

16 BLACKROCK GLOBAL ALLOCATION FUND, INC.

JULY 31, 2010

Consolidated Schedule of Investments(continued)

BlackRock Global Allocation Fund, Inc.

•Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.
The following tables summarize the inputs used as of July 31, 2010 in determining the fair valuation of the Fund's investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Common Stocks
Australia	-	$ 262,040,164	-	$ 262,040,164
Austria	-	9,798,435	-	9,798,435
Belgium	$ 7,640,100	34,174,158	-	41,814,258
Brazil	868,398,961	-	$ 968,065	869,367,026
Canada	1,191,802,989	-	-	1,191,802,989
Chile	39,269,510	-	-	39,269,510
China	74,102,625	538,021,864	-	612,124,489
Egypt	-	32,966,296	-	32,966,296
Finland	3,345,618	24,720,799	-	28,066,417
France	67,629,467	272,577,148	-	340,206,615
Germany	6,711,385	88,041,980	-	94,753,365
Hong Kong	-	234,691,400	-	234,691,400
India	-	349,905,298	-	349,905,298
Indonesia	-	54,205,495	-	54,205,495
Ireland	130,687,875	-	-	130,687,875
Israel	64,866,756	-	-	64,866,756
Italy	-	174,880,492	-	174,880,492
Japan	53,479,771	2,493,842,560	-	2,547,322,331
Kazakhstan	67,812,564	-	-	67,812,564
Luxembourg	3,299,988	-	-	3,299,988
Malaysia	-	160,981,059	-	160,981,059
Mexico	69,902,340	-	-	69,902,340
Netherlands	14,904,912	46,171,401	-	61,076,313
Norway	-	55,008,501	-	55,008,501
Philippines	18,886,290	-	-	18,886,290
Poland	12,624,919	-	-	12,624,919
Russia	434,947,379	15,891,898	-	450,839,277
Singapore	-	353,967,396	-	353,967,396
South Africa	29,828,816	22,528,686	-	52,357,502
South Korea	76,208,301	294,300,636	-	370,508,937
Spain	95,855,183	59,383,108	-	155,238,291
Switzerland	86,853,054	286,772,617	-	373,625,671

BLACKROCK GLOBAL ALLOCATION FUND, INC.

JULY 31, 2010

				BlackRock Global Allocation Fund, Inc.
Consolidated Schedule of Investments(continued)
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets (concluded):
Investments in Securities (concluded):
Taiwan	$ 53,848,820	$ 284,231,347	-	$ 338,080,167
Thailand	73,368,211	-	-	73,368,211
Turkey	-	130,355,181	-	130,355,181
United Kingdom	269,587,475	593,347,605	-	862,935,080
United States	11,945,297,337	21,143,279	-	11,966,440,616
Asset-Backed Securities	-	-	$ 2,212,000	2,212,000
Corporate Bonds	-	4,999,319,717	663,716,560	5,663,036,277
Floating Rate Loan Interests…	-	-	79,476,315	79,476,315
Foreign Agency Obligations	-	2,537,269,281	64,630,771	2,601,900,052
Structured Notes	-	-	3,104,737	3,104,737
U.S. Treasury Obligations	-	3,973,025,094	-	3,973,025,094
Investment Companies	1,485,948,176	-	-	1,485,948,176
Capital Trusts	-	2,699,427	-	2,699,427
Preferred Stocks	93,042,671	183,803,937	-	276,846,608
Warrants	41,102,541	-	-	41,102,541
Short-Term Securities
Money Market Funds	1,669,342	51,366,300	-	53,035,642
Time Deposits	-	1,147,666	-	1,147,666
U.S. Treasury Obligations	-	4,041,044,110	-	4,041,044,110
Liabilities:
Investments in Securities:
Investments Sold Short	(3,171,909)	-	-	(3,171,909)
Total	$ 17,379,751,467	$ 22,683,624,335	$ 814,108,448	$ 40,877,484,250
	Derivative Financial Instruments[1]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency exchange
contracts	-	$ 12,421,812	-	$ 12,421,812
Equity contracts	$ 14,487,564	54,914,939	-	69,402,503
Liabilities:
Foreign currency exchange
contracts	-	(23,432,795)	-	(23,432,795)
Equity contracts	(6,228,730)	(28,076)	$ (3,292,622)	(9,549,428)
Total	$ 8,258,834	$ 43,875,880	$ (3,292,622)	$ 48,842,092

1 Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are shown at the unrealized appreciation/depreciation on the instrument and options are shown at market value.

18 BLACKROCK GLOBAL ALLOCATION FUND, INC.

JULY 31, 2010

					BlackRock Global Allocation Fund, Inc.
Consolidated Schedule of Investments(concluded)
The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Common	Asset-Backed	Corporate Floating Rate Loan
	Stocks	Securities	Bonds	Interests
Assets:
Balance, as of October 31, 2009	-	$ 80,000 866,416,734		$ 42,500,000
Accrued discounts/premiums	-	24,097	19,522,365	33,946
Net realized gain (loss)	(1,047)	(94,678)	39,734,917	22,704
Net change in unrealized
appreciation/depreciation[2]	(558,281)	2,204,581	(24,428,829)	(789,542)
Purchases	-	-	42,144,149	354,344
Sales	(1,511,350)	(2,000)	(339,496,080)	(4,345,137)
Transfers in3	3,038,743	-	81,576,924	41,700,000
Transfers out[3]	-	-	(21,753,620)	-
Balance, as of July 31, 2010	$ 968,065	$ 2,212,000	$ 663,716,560	$ 79,476,315
	Foreign
	Government		Structured
	Obligations Preferred Stocks		Notes	Warrants	Total
Assets:
Balance, as of October 31, 2009	$ 59,410,122	3,038,743	$ 6,636,808	$ 22,750	$ 978,105,157
Accrued discounts/premium	(105,071)	-	-	-	19,475,337
Net realized gain (loss)	217,314	-	17,879	-	39,897,089
Net change in unrealized		-		-
appreciation/depreciation[2]	9,430		(21,742)	(22,750)	(23,607,133)
Purchases	5,920,494	-	-	-	48,418,987
Sales	(821,518)	-	(3,528,208)	-	(349,704,293)
Transfers in3	-	-	-	-	126,315,667
Transfers out[3]	-	(3,038,743)	-	-	(24,792,363)
Balance, as of July 31, 2010	$ 64,630,771	-	$ 3,104,737	$ 814,108,448

2 The change in unrealized appreciation/depreciation on securities still held at July 31, 2010 was $23,371,276.
3 The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used to determine fair value:

Equity Contracts
Assets/Liabilities:
Balance, as of October 31, 2009	$ 37,996,078
Accrued discounts/premiums	-
Realized gain (loss)	2,813,341
Change in unrealized
appreciation/depreciation	-
Purchases	(3,292,622)
Sales	(40,809,419)
Transfers in	-
Transfers out	-
Total	(3,292,622)

BLACKROCK GLOBAL ALLOCATION FUND, INC.

JULY 31, 2010

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities
Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule
30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Allocation Fund, Inc.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Global Allocation Fund, Inc.

Date: September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Global Allocation Fund, Inc.

Date: September 27, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Allocation Fund, Inc.

Date: September 27, 2010